Product revenues, net	12 Months Ended
Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Product revenues, net	Product revenues, net
On April 23, 2021, the Company received FDA accelerated regulatory and marketing approval for ZYNLONTA and launched in the U.S. shortly thereafter. To date, the Company’s only source of product revenue, which commenced during May 2021, has been sales of ZYNLONTA only in the U.S. Product revenues, net were KUSD 33,917 in the year ended December 31, 2021. The Company records its best estimate of GTN sales adjustments to which customers are likely to be entitled. See note 3, “Significant accounting policies” for further information.
The table below provides a rollforward of the Company’s accruals related to the GTN sales adjustments for the year ended December 31, 2021.

(in KUSD)	Year Ended December 31, 2021
Beginning balance	—
GTN sales adjustments in the current period	5,493
Credits, payments and reclassifications to Accounts payable	(2,903)
Ending balance as of December 31, 2021	2,590
The table below provides the classification of the accruals related to the GTN sales adjustment included in the Company’s consolidated balance sheet as of December 31, 2021.

(in KUSD)	As of December 31, 2021
Accounts receivable, net	1,204
Other current liabilities	1,386
2,590